Related Party Transactions - Additional Information (Details)	1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Oct. 31, 2017 shares	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 GBP (£)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Apr. 15, 2018 USD ($) shares
Related Party Transaction [Line Items]
Research and development expenses		$ 7,845,000	$ 3,983,000	$ 21,961,000		$ 10,275,000
Consulting fees payment obligations outstanding		930,000		930,000			$ 410,000
MacLaren Agreement
Related Party Transaction [Line Items]
Consulting fees		76,000		76,000
Syncona
Related Party Transaction [Line Items]
Research and development expenses		42,000	2,000	74,000		11,000
Other income				36,000
Payment of outstanding to affiliates		1,000		1,000			14,000
University of Oxford and Related Entities
Related Party Transaction [Line Items]
Research and development expenses		75,000	208,000	426,000		470,000
University of Oxford and Related Entities | Accrued Expenses
Related Party Transaction [Line Items]
Research and development expenses				$ 34,000			414,000
Oxford University Innovation Ltd | MacLaren Agreement
Related Party Transaction [Line Items]
License agreement entered date				2013-11	2013-11
Consulting fees		0	$ 19,000	$ 50,000		$ 77,000
Bonus for services provided								$ 26,000
Consulting fees payment obligations outstanding		$ 103,000		$ 103,000			$ 8,000
License agreement terminates date				2018-08	2018-08
Oxford University Innovation Ltd | MacLaren Agreement | RSUs
Related Party Transaction [Line Items]
Granted | shares	58,000
Share-based compensation, award vesting period				4 years	4 years
Restricted shares options available for immediately vesting | shares								29,000
Oxford University Innovation Ltd | Minimum | MacLaren Agreement
Related Party Transaction [Line Items]
Consulting fees				$ 134,000	£ 99,000